Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 53.9%
International Equity Funds - 4.9%
Transamerica Emerging Markets Opportunities (A)	31,492	$ 251,937
Transamerica International Focus (A)	58,492	496,011
Transamerica International Stock (A)	40,250	504,332
		1,252,280
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	138,726	1,283,218
U.S. Equity Funds - 13.6%
Transamerica Capital Growth (A)(B)	46,230	367,990
Transamerica Large Cap Value (A)	75,925	1,103,196
Transamerica Mid Cap Growth (A)(B)	39,681	374,191
Transamerica Mid Cap Value Opportunities (A)	33,092	396,438
Transamerica Small Cap Growth (A)	37,686	266,442
Transamerica Small Cap Value (A)	41,616	268,009
Transamerica US Growth (A)	21,941	695,307
		3,471,573
U.S. Fixed Income Funds - 30.4%
Transamerica Bond (A)	733,536	5,926,973
Transamerica High Yield Bond (A)	223,972	1,820,891
		7,747,864
Total Investment Companies (Cost $15,045,209)		13,754,935
EXCHANGE-TRADED FUNDS - 45.3%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	20,218	1,511,902
iShares Core MSCI Emerging Markets ETF	4,697	253,356
iShares Global REIT ETF	21,143	522,444
		2,287,702
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 12.5%
iShares Core S&P 500 ETF	5,785	$ 3,200,956
U.S. Fixed Income Funds - 23.8%
iShares 0-5 Year TIPS Bond ETF (C)	24,040	2,402,558
iShares Core U.S. Aggregate Bond ETF	37,092	3,676,188
		6,078,746
Total Exchange-Traded Funds (Cost $11,577,399)		11,567,404
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (D)	56,304	56,304
Total Other Investment Company (Cost $56,304)		56,304

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.50% (D), dated 07/31/2024, to be repurchased at $175,035 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $178,567.	$ 175,023	175,023
Total Repurchase Agreement (Cost $175,023)		175,023
Total Investments (Cost $26,853,935)		25,553,666
Net Other Assets (Liabilities) - (0.1)%		(15,013)
Net Assets - 100.0%		$ 25,538,653
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$13,754,935	$—	$—	$13,754,935
Exchange-Traded Funds	11,567,404	—	—	11,567,404
Other Investment Company	56,304	—	—	56,304
Repurchase Agreement	—	175,023	—	175,023
Total Investments	$25,378,643	$175,023	$—	$25,553,666
Transamerica Funds

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,576,025	$234,968	$(266,000)	$(53,046)	$435,026	$5,926,973	733,536	$196,069	$—
Transamerica Capital Growth	303,471	—	(42,541)	11,258	95,802	367,990	46,230	—	—
Transamerica Emerging Markets Debt	1,231,287	49,413	(109,053)	(16,683)	128,254	1,283,218	138,726	49,413	—
Transamerica Emerging Markets Opportunities	229,241	21,336	(30,640)	(14,150)	46,150	251,937	31,492	6,712	14,445
Transamerica High Yield Bond	1,712,946	84,146	(94,926)	(14,287)	133,012	1,820,891	223,972	84,141	—
Transamerica International Focus	473,248	40,694	(65,352)	(14,248)	61,669	496,011	58,492	17,163	23,531
Transamerica International Stock	475,772	17,368	(103,929)	(690)	115,811	504,332	40,250	17,368	—
Transamerica Large Cap Value	1,002,542	85,998	(188,721)	(9,008)	212,385	1,103,196	75,925	9,949	76,048
Transamerica Mid Cap Growth	340,715	—	(56,887)	(31,725)	122,088	374,191	39,681	—	—
Transamerica Mid Cap Value Opportunities	356,803	18,353	(34,591)	(11,710)	67,583	396,438	33,092	3,908	—
Transamerica Small Cap Growth	223,467	11,246	(13,332)	(5,520)	50,581	266,442	37,686	—	11,246
Transamerica Small Cap Value	216,515	7,580	(27,762)	(32,971)	104,647	268,009	41,616	7,580	—
Transamerica US Growth	658,877	24,120	(177,783)	48,486	141,607	695,307	21,941	—	24,120
Total	$12,800,909	$595,222	$(1,211,517)	$(144,294)	$1,714,615	$13,754,935	1,522,639	$392,303	$149,390

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $55,167, collateralized by cash collateral of $56,304. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at July 31, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2015

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2015 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds